BANK LOANS AND OTHER BORROWINGS (Details Textual)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement1 [Line Items]
Restricted Cash and Cash Equivalents	$ 4,560,000	$ 4,342,000
Carrying value Security charge	198,318,000	330,920,000
Borrowings	142,217,000	198,968,000
Line credit facility	275,000,000
Cash and cash equivalents	55,229,000	46,561,000	$ 104,243,000	$ 37,942,000
Other borrowings	46,898,000	50,966,000
Base Networth to be maintained	200,000,000
Repayments of borrowings	$ 56,912,000	49,850,000	$ 82,110,000
Top of range [member]
Statement1 [Line Items]
Debt ratio	75.00%
Bottom of range [member]
Statement1 [Line Items]
Restricted Cash and Cash Equivalents	$ 30,000,000
January Two Thousand Twenty To December Two Thousand And Twenty [Member]
Statement1 [Line Items]
Percentage of positive retained earnings in addition to base net worth to be maintained	25.00%
Percentage of capital raise in addition to base networth and positive retained earnings to be maintained	50.00%
Other Borrowings [Member]
Statement1 [Line Items]
Carrying value Security charge	$ 51,524,000	55,557,000
Secured term facility	60,750,000	$ 60,750,000
Borrowings, adjustment to interest rate basis		1.70%
Other borrowings	$ 46,898,000	$ 50,966,000
Other Borrowings [Member] | Three Month LIBOR [Member]
Statement1 [Line Items]
Borrowings, adjustment to interest rate basis	1.75%
Variable interest rate [Member]
Statement1 [Line Items]
Weighted average effective interest rate	9.44%	8.16%
Senior Secured Credit Facility one [Member]
Statement1 [Line Items]
Borrowings		$ 10,065,000
Borrowing facility fee		160,000
Line of credit facility fee	$ 1,750,000
Borrowings, interest rate	2.95%
Repayments of borrowings	$ 10,000,000
Senior Secured Credit Facility one [Member] | Lender Swap [Member]
Statement1 [Line Items]
Additional facility fees paid	164,000
Senior Secured Credit Facility Three [Member]
Statement1 [Line Items]
Borrowings		633,000
Borrowing facility fee		3,000
Line of credit facility fee	$ 32,000
Borrowings, interest rate	2.00%
Senior Secured Credit Facility Five [Member]
Statement1 [Line Items]
Borrowings	$ 22,630,000	24,692,000
Borrowing facility fee	60,000	82,000
Cash and cash equivalents	6,970,000	10,009,000
Line of credit facility fee	78,600
Secured term facility	$ 15,720,000
Borrowings, interest rate	2.00%
Senior Secured Credit Facility Six [Member]
Statement1 [Line Items]
Borrowings	$ 63,599,000	102,454,000
Borrowing facility fee	594,000,000	1,123,000,000
Line of credit facility fee	$ 1,634,137,000
Borrowings, interest rate	3.10%
Number of vessels to be purchased	11
Senior Secured Credit Facility Six [Member] | Amendment Of Finance Agreement [Member]
Statement1 [Line Items]
Additional borrowing capacity eligible to be availed	$ 23,031,000,000
Senior Secured Credit Facility Six [Member] | Second Drawdown [Member] | Amendment Of Finance Agreement [Member]
Statement1 [Line Items]
Additional facility fees paid	691,000,000
Senior Secured Credit Facility Seven [Member]
Statement1 [Line Items]
Borrowings	9,089,000	10,158,000
Borrowing facility fee	29,000	$ 55,700,000
Line of credit facility fee	$ 131,300
Borrowings, interest rate	2.75%
Number of vessels to be purchased	1